Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options (in shares)	2,863,082	1,452,821
Granted, number of options (in shares)	121,200	1,743,650
Exercise of options (in shares)	(546,724)	(293,049)
Forfeited, number of options (in shares)	(29,140)	(40,340)
Outstanding-end of the year, Number of options (in shares)	2,408,418	2,863,082
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 186.90	$ 163.30
Granted, weighted average exercise price	497.50	201.53
Exercises, weighted average exercise price	157.94	156.89
Forfeited, weighted average exercise price	196.01	187.20
Outstanding-end of the year, Weighted average exercise price	$ 208.99	$ 186.90